ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

December 19, 2018

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:          Baillie Gifford Funds (the “Trust”)

(Registration Nos. 333-200831 and 811-10145)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.             the form of the Prospectus, dated December 19, 2018, for The International Smaller Companies Fund, a series of the Trust, that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 36 to the Trust’s registration statement under the Securities Act (“Amendment No. 36”); and

2.             the text of Amendment No. 36 was filed electronically with the Commission on December 17, 2018, with an effectiveness date of December 19, 2018, pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 854-2621 with any questions or comments regarding this matter.

Kind regards,

/s/ Abigail Jeck

Abigail Jeck, Esq.

cc:                      Gareth Griffiths

George B. Raine, Esq.